                  PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                          PROSPECTUS FORM #         DATE
--------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV/
   RIVERSOURCE(SM) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES              S-6418 G            5/1/06

RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE                               S-6199 G            5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                         SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                   MINIMUM                      MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                     0.53%                        1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                  MANAGEMENT                      OTHER         GROSS TOTAL
FUND NAME                                                            FEES        12b-1 FEES      EXPENSES     ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares          0.85%          0.25%          0.59%         1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.





The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

Pioneer International

----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                   INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Pioneer International Value VCT             Long-term capital growth. Normally, the          Pioneer Investment Management, Inc.
Portfolio - Class II Shares*                portfolio invests at least 80% of its total
                                            assets in equity securities of non-U.S.
                                            issuers. These issuers may be located in
                                            both developed and emerging markets. Under
                                            normal circumstances, the portfolio's assets
                                            will be invested in securities of companies
                                            domiciled in at least three different
                                            foreign countries.
----------------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.

------------------------------------------------------------------------------
S-6418-14 A (12/06)

*     Destroy date: Jan. 2, 2007

                   PROSPECTUS SUPPLEMENT DATED DEC. 15, 2006*

PRODUCT NAME                                                         PROSPECTUS FORM #           DATE
--------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) SINGLE PREMIUM VARIABLE LIFE                              S-6199 G              5/1/06

At a special meeting of the Pioneer Europe VCT Portfolio's shareholders held on Dec. 14, 2006, the variable fund reorganization listed below was approved. The reorganization took place on Dec. 15, 2006. Upon the reorganization, the Pioneer Europe VCT Portfolio is no longer available as investment option under the policy.

MERGING FUND                                         SURVIVING FUND
--------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio - Class II Shares       Pioneer International Value VCT Portfolio - Class II Shares

Upon the reorganization, the Pioneer International Value VCT Portfolio - Class II Shares is added as an investment option under the policy. The tables below describe the operating expenses and investment objective and policies for this fund.

The following information is added to the table entitled "Total annual operating expenses for each fund" under the "ANNUAL OPERATING EXPENSES OF THE FUNDS" section of the prospectus:

TOTAL ANNUAL OPERATING EXPENSES FOR PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
- CLASS II SHARES

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                MINIMUM               MAXIMUM
Total expenses before fee waivers and/or expense reimbursements                  0.53%                  1.69%

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                             MANAGEMENT                      OTHER         GROSS TOTAL
FUND NAME                                                       FEES       12B-1 FEES       EXPENSES     ANNUAL EXPENSES
Pioneer International Value VCT Portfolio - Class II Shares     0.85%         0.25%            0.59%       1.69%(b),(c)

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See
      "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

(b) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(c) On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.






The following information is added to the table under "The Variable Account and the Funds" section of the prospectus:

--------------------------------------------------------------------------------------------------------------------------
FUND NAME                   INVESTMENT OBJECTIVE AND POLICIES                        INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------
Pioneer International       Long-term capital growth. Normally, the portfolio        Pioneer Investment Management, Inc.
Value VCT Portfolio -       invests at least 80% of its total assets in equity
Class II Shares*            securities of non-U.S. issuers. These issuers may
                            be located in both developed and emerging markets.
                            Under normal circumstances, the portfolio's assets
                            will be invested in securities of companies
                            domiciled in at least three different foreign
                            countries.
--------------------------------------------------------------------------------------------------------------------------

* On Dec. 15, 2006, Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer International Value VCT Portfolio - Class II
      Shares.

------------------------------------------------------------------------------
S-6199-5 A (12/06)

* Destroy date: Jan. 2, 2007

The following information replaces the "Policy Illustrations" section of the prospectus:

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o     Premium expense charges;

o     Cost of insurance charges;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a female, age 65, in our nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is based on the assumed initial single premium and the assumed risk classification of the insured. The death benefit remains level in all years illustrated.

PREMIUMS: The illustrations assume an initial single premium of $48,544 is paid in full on the policy date and that no additional premiums are paid. Results would differ if:

o     The initial single premium is different.

o     Additional premiums are paid.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


------------------------------------------------------------------------------

ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $115,000                        FEMALE -- AGE 65                                 CURRENT COSTS ASSUMED
                                                            NONSMOKER                                    INITIAL PREMIUM $48,544
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                        CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%        6%           12%           0%          6%           12%           0%          6%         12%
------------------------------------------------------------------------------------------------------------------------------------
 1       $ 50,971     $115,000   $115,000     $  115,000     $45,210     $48,022     $   50,835     $41,715     $44,527   $   47,340
 2         53,520      115,000    115,000        115,000      43,249      48,919         54,933      40,143      45,812       51,826
 3         56,196      115,000    115,000        115,000      41,197      49,773         59,428      38,479      47,055       56,710
 4         59,006      115,000    115,000        115,000      39,049      50,586         64,383      36,718      48,256       62,053
 5         61,956      115,000    115,000        115,000      36,783      51,345         69,857      34,841      49,404       67,916

 6         65,054      115,000    115,000        115,000      34,375      52,034         75,923      32,822      50,481       74,369
 7         68,306      115,000    115,000        115,000      31,782      52,624         82,660      30,617      51,459       81,495
 8         71,722      115,000    115,000        115,000      28,947      53,079         90,172      28,170      52,302       89,395
 9         75,308      115,000    115,000        115,000      25,810      53,358         98,590      25,421      52,970       98,201
10         79,073      115,000    115,000        115,653      22,297      53,418        108,087      22,297      53,418      108,087

15        100,919           --    115,000        181,251          --      48,785        172,620          --      48,785      172,620
20        128,802           --    115,000        287,170          --      25,635        273,495          --      25,635      273,495
25        164,387           --         --        448,800          --          --        427,428          --          --      427,428
30        209,804           --         --        677,668          --          --        670,959          --          --      670,959
35        267,769           --         --      1,083,536          --          --      1,083,536          --          --    1,083,536
------------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


------------------------------------------------------------------------------

ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $115,000                        FEMALE -- AGE 65                                 CURRENT COSTS ASSUMED
                                                            NONSMOKER                                    INITIAL PREMIUM $48,544
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                        CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS           ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%        6%           12%          0%          6%           12%           0%          6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
 1       $ 50,971      $115,000   $115,000   $  115,000     $45,204     $48,016     $   50,829     $41,708     $44,521   $   47,334
 2         53,520       115,000    115,000      115,000      43,229      48,898         54,912      40,122      45,791       51,805
 3         56,196       115,000    115,000      115,000      41,155      49,731         59,386      38,437      47,013       56,668
 4         59,006       115,000    115,000      115,000      38,973      50,511         64,311      36,643      48,181       61,980
 5         61,956       115,000    115,000      115,000      36,661      51,227         69,746      34,720      49,285       67,804

 6         65,054       115,000    115,000      115,000      34,191      51,857         75,762      32,638      50,304       74,209
 7         68,306       115,000    115,000      115,000      31,514      52,369         82,440      30,349      51,204       81,275
 8         71,722       115,000    115,000      115,000      28,568      52,723         89,883      27,791      51,947       89,106
 9         75,308       115,000    115,000      115,000      25,282      52,872         98,225      24,894      52,483       97,837
10         79,073       115,000    115,000      115,181      21,576      52,764        107,646      21,576      52,764      107,646

15        100,919            --    115,000      180,339          --      46,237        171,751          --      46,237      171,751
20        128,802            --    115,000      285,091          --      15,805        271,515          --      15,805      271,515
25        164,387            --         --      443,321          --          --        422,211          --          --      422,211
30        209,804            --         --      665,877          --          --        659,285          --          --      659,285
35        267,769            --         --    1,064,683          --          --      1,064,683          --          --    1,064,683
-----------------------------------------------------------------------------------------------------------------------------------
(1)   This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR
PRODUCT.


------------------------------------------------------------------------------